UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2012

Date of reporting period: March 31, 2012

Item 1. Reports to Stockholders.

Alpha Defensive Growth Fund
Class I	ACDEX

Alpha Opportunistic Growth Fund
Class I	ACOPX

SEMI-ANNUAL REPORT

March 31, 2012

To the Shareholders of the Alpha Capital Defensive Growth Fund:

We want to take the time to thank you for your support of the Alpha Capital Funds.  Alpha Capital has been managing multi-manager, daily-liquid alternative investment strategies for over three years in separate account structures.

In order for a broader audience to be able to access Alpha Capital’s unique investment strategies, we wanted an additional vehicle for investors to use.  Given that goal, we launched the Alpha Capital Defensive Growth Fund (ACDEX) on January 31, 2011 with $5 million of seed capital.  As of April 30, 2012, the Fund had assets of $13.33 million.  The Fund’s investment objective is capital preservation.  In pursuing its objective, the Fund looks to emphasize absolute (positive) returns and low volatility across all market cycles by allocating capital to multiple asset classes and multiple investment strategies.

Performance

We are pleased with the Fund’s performance over the past two quarters in both absolute and relative terms.  Since our last correspondence on October 1, 2011 to March 31, 2012, the Fund returned 4.51% net of all fees, while the benchmark index returned 2.88% over the same period.  Please see the table below:

Average Annual Total Returns as of 3/31/12
					Since
	3	6	9	Trailing	Inception
	Months	Months	Months	1-Year	(1/31/11)
Alpha Capital Defensive
Growth Fund (ACDEX)	2.64%	4.51%	0.54%	1.73%	-2.80%
HFRI Fund of Funds
Composite Index	3.37%	2.88%	-2.25%	-3.40%	-2.32%

Gross Expense Ratio – 4.35%  Net Expense Ratio – 2.14%*

*
The Adviser has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.25% of average daily net assets for Class I shares.  The expense limitation will remain in effect through at least January 28, 2013, and may be terminated only by the Board.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-925-7422.

Performance Attribution and Portfolio Changes

There were relatively few changes to the portfolio during the past two quarters so the risk profile of the Fund remained fairly constant for the period.  Adding to performance were funds whose managers invested in assets like global sovereign bonds, emerging market bonds, and domestic corporate and high yield bonds.  We did reduce the Fund’s high yield bond exposure going into year end.  From a strategy perspective, fund managers who employed directional strategies and balanced active income strategies generally outperformed those that employed market neutral or arbitrage strategies.  Hurting performance for the period were managers who ran global macroeconomic strategies that specifically had portions of their portfolios short European equities and long gold.

It is worth noting that while gold has not performed well over the period, we see no material change in the world economy that would alter central planning efforts to keep monetary policies overly accommodative.

Capital Markets Review

The past six months of market action were a welcome change for most investors after the previous nine months of extreme volatility.  The overall theme of the period was “risk on” with equity markets rallying sharply and lower quality bonds generating gains.  In our last letter, we suggested that capital would begin to be redeployed into other asset classes and out of U.S. Treasuries and U.S. dollars.  This was seen in the fourth quarter of 2011 with equity markets rebounding off of the October lows.  The Russell 2000® Index led the equity markets with an outstanding return of 15.5%.  The MSCI EAFE Index lagged broad equity markets with a 3.4% return.

Global markets continued to rally through the start of 2012 on the reduced fears of systemic risk in Europe.  The main factor relieving fears was an extension of the European Central Bank’s Long Term Refinancing Option program.  Getting less press was the austerity plan passed by Greek officials allowing them to receive a second bailout package and restructure their debt leaving the private sector bondholders with a 53.5% haircut.  We think this is indicative of how the deleveraging process will be allowed to unfold going forward – default whenever possible and print money to cushion the effects and to prevent disinflation or outright deflation.

Easing not only took place in Europe, but the Bank of Japan also implemented a major quantitative easing program.  Further, China cut bank reserve requirement rates and the U.S. Federal Reserve purchased long-term Treasuries weekly.

Outlook

Looking forward we think it is highly improbable that the risk asset performance for the next six months will resemble the previous six months.  We find it hard to believe that significant and sustainable economic growth can be obtained anytime soon given the International Monetary Fund’s World Gross Domestic Product projection for 2012 is 3.5%, and that both the U.S. and Europe continue to struggle with over leveraged economies and under-employed citizens.

Domestic housing starts have been generally moving upward.  However, the magnitude of the change has been lack-luster and at the same time, the S&P Case-Shiller 20-City Composite Home Price Index has continued to make new lows.  Also, a large portion of the better-than-expected data that has recently come out was due to seasonal adjustments that were not warranted given the abnormally mild winter and spring.  As deleveraging of sovereign, corporate, and consumer balance sheets continues, a return to more volatile times seems probable.

U.S. fiscal stimulus continues to be unlikely due to the significant debt overhang and the tenuous political landscape of an election year.  This again should leave the Federal Reserve as the only able source of stimulus.  Thus, we continue to believe that further monetary easing is possible domestically and highly probable worldwide.

Philosophically, we continue to believe that the only way to survive market volatility is for portfolios to contain multiple asset classes and multiple strategies.  The Fund is constructed to give investors exposure to numerous asset classes, in addition to three or four different investment strategies, with the expectation that some managers are performing well and that can help to offset managers who are not.  When correlations of asset classes rise, the inclusion of different types of investment strategies becomes even more important.  Currently the Fund contains long-only debt strategies, long-short debt and equity strategies, arbitrage strategies, and global macroeconomic strategies to help diversify the return stream.  We remain committed to the Fund’s strategy and are pleased with the performance, yet continually strive for improvement.

Thank you for your confidence in Alpha Capital Funds Management.

Sincerely,

Bradley H. Alford, CFA
Chief Investment Officer

Opinions expressed are subject to change at any time, are not guaranteed should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  Because the Funds are “fund of funds”, an investor will indirectly bear the principal risks of the underlying funds.  The Funds will bear its share of the fees and expenses of the underlying funds.  Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds.  Small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  Investments in asset backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The underlying funds may engage in short sales, which could result in such a fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.  Because the funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  Investments in closed-end funds may trade infrequently, with small volume, which may make it difficult to buy and sell shares and the value of funds may be discounted to the value of the underlying securities.  The underlying funds may concentrate assets in fewer individual holdings and the volatility of these funds may be higher than more diversified funds.  Investments in commodities-related businesses may be more volatile than investments in more traditional businesses based on demand and other factors.  The underlying funds may invest in derivatives which involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks.  These risks, in certain cases, may be greater than the risks presented by more traditional investments.

Diversification does not assure a profit or protect against a loss in a declining market.

Correlation is a measure of the interdependence of two random variables.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe.  The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index.  It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The MSCI EAFE Index is a free-float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada.

The S&P/Case-Shiller Home Price Indeces are the leading measures for the U.S. residential housing market, tracking changes in the value of residential real estate both nationally as well as in 20 metropolitan regions.

The Hedge Fund Research, Inc. (“HFRI”) Hedge Fund of Funds Composite Index is a benchmark designed to reflect hedge fund of funds industry performance by constructing equally weighted composites of over 650 constituent funds, as reported by the hedge fund managers listed within the HFR Database.  You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of holdings.

Investment performance reflects fee waivers and in the absence of these waivers, returns would be lower.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor.

To the Shareholders of the Alpha Capital Opportunistic Growth Fund:

We want to take the time to thank you for your support of the Alpha Capital Funds.  Alpha Capital has been managing multi-manager, daily-liquid alternative investment strategies for over three years in separate account structures.

In order for a broader audience to be able to access Alpha Capital’s unique investment strategies, we wanted an additional vehicle for investors to use.  Given that goal, we launched the Alpha Capital Opportunistic Growth Fund (ACOPX) on January 31, 2011 with $5 million of seed capital.  As of April 30, 2012, the Fund had assets of $11.53 million.  The objective of the Fund is to seek long-term capital appreciation.  In pursuing its objective, the Fund looks to emphasize risk-adjusted returns and lower volatility when compared to traditional broad-based equity market indices.

Performance

We are pleased with the Fund’s performance over the past two quarters in both absolute and relative terms.  Since our last correspondence on October 1, 2011 to March 31, 2012, the Fund returned 5.14% net of all fees, while the benchmark index returned 2.88% over the same period.  Please see the table below:

Average Annual Total Returns as of 3/31/12
					Since
	3	6	9	Trailing	Inception
	Months	Months	Months	1-Year	(1/31/11)
Alpha Opportunistic
Growth Fund (ACOPX)	2.80%	5.14%	-4.42%	-4.89%	-2.82%
HFRI Fund of Funds
Composite Index	3.37%	2.88%	-2.25%	-3.40%	-2.32%

Gross Expense Ratio – 4.16%  Net Expense Ratio – 2.07%*

*
The Adviser has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.25% of average daily net assets for Class I shares.  The expense limitation will remain in effect through at least January 28, 2013, and may be terminated only by the Board.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-925-7422.

Performance Attribution and Portfolio Changes

There were relatively few changes to the portfolio during the past two quarters so the risk profile of the Fund remained fairly constant for the period.  The largest contribution to performance came from funds whose managers invested in emerging market small cap equities and emerging market debt.  Also adding to performance were concentrated long-only equity managers.  Hurting performance were short-only equity strategies which is to be expected when equity markets rally.

It is worth noting that while gold has not performed well over the period, we see no material change in the world economy that would alter central planning efforts to keep monetary policies overly accommodative.

Capital Markets Review

The past six months of market action were a welcome change for most investors after the previous nine months of extreme volatility.  The overall theme of the period was “risk on” with equity markets rallying sharply and lower quality bonds generating gains.  In our last letter, we suggested that capital would begin to be redeployed into other asset classes and out of U.S. Treasuries and U.S. dollars.  This was seen in the fourth quarter of 2011 with equity markets rebounding off of the October lows.  The Russell 2000® Index led the equity markets with an outstanding return of 15.5%.  The MSCI EAFE Index lagged broad equity markets with a 3.4% return.

Global markets continued to rally through the start of 2012 on the reduced fears of systemic risk in Europe.  The main factor relieving fears was an extension of the European Central Bank’s Long Term Refinancing Option program.  Getting less press was the austerity plan passed by Greek officials allowing them to receive a second bailout package and restructure their debt leaving the private sector bondholders with a 53.5% haircut.  We think this is indicative of how the deleveraging process will be allowed to unfold going forward – default whenever possible and print money to cushion the effects and to prevent disinflation or outright deflation.

Easing not only took place in Europe, but the Bank of Japan also implemented a major quantitative easing program.  Further, China cut bank reserve requirement rates and the U.S. Federal Reserve purchased long-term Treasuries weekly.

Outlook

Looking forward we think it is highly improbable that the risk asset performance for the next six months will resemble the previous six months.  We find it hard to believe that significant and sustainable economic growth can be obtained anytime soon given the International Monetary Fund’s World Gross Domestic Product projection for 2012 is 3.5%, and that both the U.S. and Europe continue to struggle with over leveraged economies and under-employed citizens.

Domestic housing starts have been generally moving upward.  However, the magnitude of the change has been lackluster and at the same time, the S&P/Case-Shiller 20-City Composite Home Price Index has continued to make new lows.  Also, a large portion of the better-than-expected data that has recently come out was due to seasonal adjustments that were not warranted given the abnormally mild winter and spring.  As deleveraging of sovereign, corporate, and consumer balance sheets continues, a return to more volatile times seems probable.

U.S. fiscal stimulus continues to be unlikely due to the significant debt overhang and the tenuous political landscape of an election year.  This again should leave the Federal Reserve as the only able source of stimulus.  Thus, we continue to believe that further monetary easing is possible domestically and highly probable worldwide.

Philosophically, we continue to believe that the only way to survive market volatility is for portfolios to contain multiple asset classes and multiple strategies.  The Fund is primarily constructed to give investors exposure to equities while seeking to provide downside protection.  In addition, the Fund contains smaller exposures to several other asset classes combined with three or four different investment strategies, with the expectation that when some managers are performing well it can help to offset others who are not.  Asset class correlations have a tendency to rise in times of panic, so the inclusion of different types of investment strategies becomes even more important.   Currently, the Fund contains long-only equity strategies hedged with short-only equity strategies, long-short strategies, arbitrage strategies and macro strategies to help diversify the return stream.  We remain committed to the strategy of the Fund and continue to believe that any equity exposure in an investor’s portfolio should be hedged for the foreseeable future.

Thank you for your confidence in Alpha Capital Funds Management.

Sincerely,

Bradley H. Alford, CFA
Chief Investment Officer

Opinions expressed are subject to change at any time, are not guaranteed should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  Because the Funds are “fund of funds”, an investor will indirectly bear the principal risks of the underlying funds.  The Funds will bear its share of the fees and expenses of the underlying funds.  Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds.  Small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  Investments in asset backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The underlying funds may engage in short sales, which could result in such a fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.  Because the funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  Investments in closed-end funds may trade infrequently, with small volume, which may make it difficult to buy and sell shares and the value of funds may be discounted to the value of the underlying securities.  The underlying funds may concentrate assets in fewer individual holdings and the volatility of these funds may be higher than more diversified funds.  Investments in commodities-related businesses may be more volatile than investments in more traditional businesses based on demand and other factors.  The underlying funds may invest in derivatives which involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks.  These risks, in certain cases, may be greater than the risks presented by more traditional investments.

Diversification does not assure a profit or protect against a loss in a declining market.

Correlation is a measure of the interdependence of two random variables.

The Hedge Fund Research, Inc. (“HFRI”) Hedge Fund of Funds Composite Index is a benchmark designed to reflect hedge fund of funds industry performance by constructing equally weighted composites of over 650 constituent funds, as reported by the hedge fund managers listed within the HFR Database.

The S&P/Case-Shiller Home Price Indeces are the leading measures for the U.S. residential housing market, tracking changes in the value of residential real estate both nationally as well as in 20 metropolitan regions.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe.  The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index.  It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.  The MSCI EAFE Index is a free-float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada.  You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of holdings.

Investment performance reflects fee waivers and in the absence of these waivers, returns would be lower.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor.

Alpha Capital Funds

EXPENSE EXAMPLE at March 31, 2012 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/11 – 3/31/12).

Actual Expenses

The first set of lines of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.25% per the operating expenses limitation agreement for the Alpha Defensive Growth Fund and the Alpha Opportunistic Growth Fund. Although the Funds charge no sales load or transaction fees, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second set of lines of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Alpha Capital Funds

EXPENSE EXAMPLE at March 31, 2012 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	10/1/11	3/31/12	(10/1/11 - 3/31/12)
Actual
Defensive Growth Fund	$1,000.00	$1,045.10	$6.39
Opportunistic Growth Fund	$1,000.00	$1,051.40	$6.41
Hypothetical
(5% return before expenses)
Defensive Growth Fund	$1,000.00	$1,018.75	$6.31
Opportunistic Growth Fund	$1,000.00	$1,018.75	$6.31

*
Expenses are equal to an annualized expense ratio of 1.25% for both funds, multiplied by the average account value over the period, multiplied by 183 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

Alpha Capital Funds

ALLOCATION OF PORTFOLIO ASSETS – at March 31, 2012 (Unaudited)

Defensive Growth Fund

Opportunistic Growth Fund

Percentages represent market value as a percentage of total investments.

Alpha Defensive Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited)

Shares		Value
	ALTERNATIVE FUNDS – 30.61%
37,344	The Arbitrage Fund – Class I	$492,938
43,928	ASG Diversified Strategies Fund – Class Y	415,560
44,282	Evercore Wealth Management Macro Opportunity Fund	404,741
28,176	TFS Market Neutral Fund	422,643
37,585	Turner Spectrum Fund – Institutional Class*	419,823
	TOTAL ALTERNATIVE FUNDS
	(Cost $2,262,002)	2,155,705

	EQUITY FUNDS – 13.95%
36,505	Berwyn Income Fund	491,722
40,830	WHG Income Opportunity Fund – Institutional Class	490,370
	TOTAL EQUITY FUNDS
	(Cost $946,344)	982,092

	EXCHANGE-TRADED FUNDS – 5.30%
2,303	SPDR Gold Trust*	373,408
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $312,910)	373,408

	FIXED INCOME FUNDS – 49.78%
56,665	DoubleLine Total Return Bond Fund – Class I	632,951
33,297	Driehaus Active Income Fund	352,613
60,652	Osterweis Strategic Income Fund – Class I	701,141
48,211	Payden Emerging Markets Bond Fund	697,612
45,036	RiverNorth/DoubleLine Strategic Income Fund – Class I	491,797
48,079	Templeton Global Bond Fund – Advisor Class	629,838
	TOTAL FIXED INCOME FUNDS
	(Cost $3,465,654)	3,505,952

	MONEY MARKET FUNDS – 0.37%
26,329	Invesco STIT-Liquid Assets Portfolio –
	Institutional Class, 0.16%+	26,329
	TOTAL MONEY MARKET FUNDS
	(Cost $26,329)	26,329
	Total Investments
	(Cost $7,013,239) – 100.01%	7,043,486
	Liabilities in Excess of Other Assets – (0.01)%	(1,036)
	NET ASSETS – 100.00%	$7,042,450

*	Non-income producing security.
+	Rate shown is the 7-day yield as of March 31, 2012.

The accompanying notes are an integral part of these financial statements.

Alpha Opportunistic Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited)

Shares		Value
	ALTERNATIVE FUNDS – 30.78%
46,700	Grizzly Short Fund*	$545,452
214,243	PIMCO Stockplus TR Short Strategy Fund – Class I	781,988
32,876	Robeco Boston Partners Long/Short Equity Fund – Class I	660,799
	TOTAL ALTERNATIVE FUNDS
	(Cost $2,208,635)	1,988,239

	EQUITY FUNDS – 52.17%
35,660	AQR Risk Parity Fund – Class I	395,473
64,371	Aston/River Road Independent Value Fund – Class I*	710,655
32,176	IVA Worldwide Fund – Class I	525,113
27,380	RiverNorth Core Opportunity Fund	328,006
209,953	Wasatch Emerging Markets Small Cap Fund	552,176
25,177	The Weitz Funds – Partners III Opportunity Fund*	325,543
26,604	Yacktman Focused Fund	533,404
	TOTAL EQUITY FUNDS
	(Cost $3,208,017)	3,370,370

	EXCHANGE-TRADED FUNDS – 4.53%
18,000	iShares Gold Trust*	292,860
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $304,136)	292,860

	FIXED INCOME FUNDS – 12.37%
70,657	Stone Harbor Emerging Market Debt Fund –
	Institutional Class	799,132
	TOTAL FIXED INCOME FUNDS
	(Cost $774,816)	799,132

	MONEY MARKET FUNDS – 0.50%
32,151	Invesco STIT-Liquid Assets Portfolio –
	Institutional Class, 0.16%+	32,151
	TOTAL MONEY MARKET FUNDS
	(Cost $32,151)	32,151
	Total Investments
	(Cost $6,527,755) – 100.35%	6,482,752
	Liabilities in Excess of Other Assets – (0.35)%	(22,713)
	NET ASSETS – 100.00%	$6,460,039

*	Non-income producing security.
+	Rate shown is the 7-day yield as of March 31, 2012.

The accompanying notes are an integral part of these financial statements.

Alpha Capital Funds

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2012 (Unaudited)

	Alpha Defensive	Alpha Opportunistic
	Growth Fund	Growth Fund
ASSETS
Investments, at value
(cost $7,013,239 and $6,527,755, respectively)	$7,043,486	$6,482,752
Receivables:
Fund shares issued	25,000	—
Dividends and interest	15	12
Due from Advisor (Note 4)	6,554	6,283
Prepaid expenses	10,777	10,761
Total assets	7,085,832	6,499,808

LIABILITIES
Payables:
Fund shares redeemed	246	—
Administration fees	21,961	17,185
Audit fees	8,218	8,219
Transfer agent fees and expenses	7,847	8,049
Custody fees	755	1,330
Legal fees	685	796
Pricing fees	206	228
Shareholder reporting	—	459
Chief Compliance Officer fee	3,358	3,358
Accrued other expenses	106	145
Total liabilities	43,382	39,769

NET ASSETS	$7,042,450	$6,460,039

CALCULATION OF NET
ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$7,042,450	$6,460,039
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	706,347	676,771
Net asset value, offering and
redemption price per share	$9.97	$9.55

COMPONENTS OF NET ASSETS
Paid-in capital	$7,160,378	$6,747,495
Undistributed net investment income	30,697	2,174
Accumulated net realized loss on investments	(178,872)	(244,627)
Net unrealized appreciation/(depreciation)
on investments	30,247	(45,003)
Net assets	$7,042,450	$6,460,039

The accompanying notes are an integral part of these financial statements.

Alpha Capital Funds

STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2012 (Unaudited)

	Alpha Defensive	Alpha Opportunistic
	Growth Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends	$214,816	$120,722
Interest	74	53
Total income	214,890	120,775
Expenses
Administration fees (Note 4)	32,280	25,227
Advisory fees (Note 4)	25,741	20,195
Registration fees	12,986	12,986
Transfer agent fees and expenses (Note 4)	11,895	11,717
Audit fees	8,219	8,219
Chief Compliance Officer fee (Note 4)	5,359	5,359
Custody fees (Note 4)	3,765	3,374
Legal fees	2,920	2,908
Trustee fees	2,531	2,521
Insurance expense	1,523	1,522
Miscellaneous	775	735
Reports to shareholders	537	532
Pricing fees (Note 4)	241	349
Total expenses	108,772	95,644
Less: advisory fee waiver and
expense reimbursement (Note 4)	(59,271)	(56,808)
Net expenses	49,501	38,836
Net investment income	165,389	81,939

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	(165,529)	(222,657)
Capital gain distributions from
regulated investment companies	39,233	68,322
Net change in unrealized appreciation
on investments	227,670	371,138
Net realized and unrealized
gain on investments	101,374	216,803
Net increase in net assets
resulting from operations	$266,763	$298,742

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Alpha Defensive Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	January 31, 2011*
	March 31, 2012	through
	(Unaudited)	September 30, 2011
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$165,389	$116,621
Net realized loss on investments	(165,529)	(52,576)
Capital gain distributions from
regulated investment companies	39,233	—
Net change in unrealized
appreciation/(depreciation) on investments	227,670	(197,423)
Net increase/(decrease) in
net assets resulting from operations	266,763	(133,378)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(251,313)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	207,798	6,952,580
Total increase in net assets	223,248	6,819,202
NET ASSETS
Beginning of period	6,819,202	—
End of period	$7,042,450	$6,819,202
Includes undistributed net
investment income of	$30,697	$116,621

(a)  A summary of share transactions is as follows:

	Six Months Ended		January 31, 2011*
	March 31, 2012		through
	(Unaudited)		September 30, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	370,432	$3,750,443	710,904	$7,166,657
Shares issued
in reinvestment
of distributions	25,829	251,313	—	—
Shares redeemed	(379,948)	(3,793,958)	(20,870)	(214,077)
Net increase	16,313	$207,798	690,034	$6,952,580

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Alpha Opportunistic Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	January 31, 2011*
	March 31, 2012	through
	(Unaudited)	September 30, 2011
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$81,939	$(3,560)
Net realized loss on investments	(222,657)	(90,956)
Capital gain distributions from
regulated investment companies	68,322	664
Net change in unrealized
appreciation/(depreciation) on investments	371,138	(416,141)
Net increase/(decrease) in
net assets resulting from operations	298,742	(509,993)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(79,765)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	457,922	6,293,133
Total increase in net assets	676,899	5,783,140
NET ASSETS
Beginning of period	5,783,140	—
End of period	$6,460,039	$5,783,140
Includes undistributed net
investment income of	$2,174	$—

(a)  A summary of share transactions is as follows:

	Six Months Ended		January 31, 2011*
	March 31, 2012		through
	(Unaudited)		September 30, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	50,530	$478,650	628,351	$6,293,133
Shares issued
in reinvestment
of distributions	8,540	79,765	—	—
Shares redeemed	(10,650)	(100,493)	—	—
Net increase	48,420	$457,922	628,351	$6,293,133

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Alpha Defensive Growth Fund

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

	Six Months Ended		January 31, 2011*
	March 31, 2012		through
	(Unaudited)		September 30, 2011
Net asset value, beginning of period	$9.88		$10.00

Income from investment operations:
Net investment income†	0.22		0.21	^
Net realized and unrealized gain/
(loss) on investments	0.22		(0.33)
Total from investment operations	0.44		(0.12)

Less distributions:
From net investment income	(0.35)		—
Total distributions	(0.35)		—

Net asset value, end of period	$9.97		$9.88

Total return	4.51	%++	-1.20	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$7,042		$6,819
Ratio of expenses to average net assets:
Before expense reimbursement‡	2.74	%+	3.46	%+
After expense reimbursement‡	1.25	%+	1.25	%+
Ratio of net investment income
to average net assets:
Before expense reimbursement†	2.67	%+	0.82	%+
After expense reimbursement†	4.16	%+	3.03	%+
Portfolio turnover rate	63.20	%++	30.40	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the investment companies in which the Fund invests.

‡	Does not include expenses of the investment companies in which the Fund invests.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Alpha Opportunistic Growth Fund

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

	Six Months Ended		January 31, 2011*
	March 31, 2012		through
	(Unaudited)		September 30, 2011
Net asset value, beginning of period	$9.20		$10.00

Income from investment operations:
Net investment income/(loss)†	0.12		(0.01	)^
Net realized and unrealized
gain/(loss) on investments	0.35		(0.79)
Total from investment operations	0.47		(0.80)

Less distributions:
From net investment income	(0.12)		—
Total distributions	(0.12)		—

Net asset value, end of period	$9.55		$9.20

Total return	5.14	%++	-8.00	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,460		$5,783
Ratio of expenses to average net assets:
Before expense reimbursement‡	3.07	%+	3.34	%+
After expense reimbursement‡	1.25	%+	1.25	%+
Ratio of net investment income
to average net assets:
Before expense reimbursement†	0.81	%+	(2.19	)%+
After expense reimbursement†	2.63	%+	(0.10	)%+
Portfolio turnover rate	25.11	%++	97.15	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the investment companies in which the Fund invests.

‡	Does not include expenses of the investment companies in which the Fund invests.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The Alpha Defensive Growth Fund and the Alpha Opportunistic Growth Fund (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds, which are both diversified funds, began operations on January 31, 2011. The investment objective of the Defensive Growth Fund is to achieve capital preservation and the investment objective of the Opportunistic Growth Fund is to achieve long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2011 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees.

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2012 (Unaudited), Continued

Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Funds distribute substantially all net investment income, if any, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Derivatives: The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the six months ended March 31, 2012, the Funds did not hold any derivative instruments.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of March 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2012 (Unaudited), Continued

measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2012 (Unaudited), Continued

Equity securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. When the Fund is unable to receive an NAV from an underlying fund, shares of the underlying fund will be valued at its fair market value as determined in good faith by the Advisor and the Trust’s Valuation Committee. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund, or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded, that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds’ Board of Trustees.

Short-Term Securities: Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2012:

Defensive Growth Fund
	Level 1	Level 2	Level 3	Total
Alternative Funds	$2,155,705	$—	$—	$2,155,705
Equity Funds	982,092	—	—	982,092
Exchange-Traded Funds	373,408	—	—	373,408
Fixed Income Funds	3,505,952	—	—	3,505,952
Short-Term Investments	26,329	—	—	26,329
Total Investments	$7,043,486	$—	$—	$7,043,486

Opportunistic Growth Fund
	Level 1	Level 2	Level 3	Total
Alternative Funds	$1,988,239	$—	$—	$1,988,239
Equity Funds	3,370,370	—	—	3,370,370
Exchange-Traded Funds	292,860	—	—	292,860
Fixed Income Funds	799,132	—	—	799,132
Short-Term Investments	32,151	—	—	32,151
Total Investments	$6,482,752	$—	$—	$6,482,752

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2012 (Unaudited), Continued

Refer to the Funds’ Schedule of Investments for additional detail. Transfers between levels are recognized at March 31, 2012, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the six months ended March 31, 2012.

New Accounting Pronouncement: On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, the Fund is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended March 31, 2012, Alpha Capital Funds Management, LLC (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The Funds pay fees calculated at an annual rate of 0.65%, based upon the average daily net assets of each Fund.  For the six months ended March 31, 2012, the Defensive Growth Fund and Opportunistic Growth Fund incurred $25,741 and $20,195 in advisory fees, respectively.

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2012 (Unaudited), Continued

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses of each Fund to 1.25% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended March 31, 2012, the Advisor reduced its fees in the amount of $59,271 and $56,808 for the Defensive Growth Fund and the Opportunistic Growth Fund, respectively.  No amounts were reimbursed to the Advisor.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2014	2015	Total
Defensive Growth Fund	$84,974	$59,271	$144,245
Opportunistic Growth Fund	76,853	56,808	133,661

U.S. Bancorp Fund Services, LLC (the “Administrator” or the “transfer agent”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator. Certain officers of the Funds are also employees of the Administrator.

For the six months ended March 31, 2012, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2012 (Unaudited), Continued

	Defensive	Opportunistic
	Growth Fund	Growth Fund
Administration
and Fund Accounting	$32,280	$25,227
Transfer Agency (excludes
out-of-pocket expenses)	9,056	9,124
Custody	3,765	3,374
Chief Compliance Officer	5,359	5,359

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
Defensive Growth Fund	$5,001,511	$4,834,539
Opportunistic Growth Fund	2,101,052	1,546,042

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2012 and the period ended September 30, 2011 were as follows:

	Defensive Growth Fund
	March 31, 2012	September 30, 2011
Ordinary Income	$251,313	—

	Opportunistic Growth Fund
	March 31, 2012	September 30, 2011
Ordinary Income	$79,765	—

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2012 (Unaudited), Continued

As of September 30, 2011, the Funds’ most recently completed fiscal period end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Defensive	Opportunistic
	Growth Fund	Growth Fund
Cost of investments	$7,044,352	$6,224,513
Gross tax unrealized appreciation	73,052	67,841
Gross tax unrealized depreciation	(271,957)	(496,052)
Net tax unrealized depreciation	(198,905)	(428,211)
Undistributed ordinary income	116,621	—
Undistributed long-term capital gain	—	—
Total distributable earnings	116,621	—
Other accumulated gains/(losses)	(51,094)	(78,222)
Total accumulated earnings/(losses)	$(133,378)	$(506,433)

The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

At September 30, 2011, the Defensive Growth Fund and the Opportunistic Growth Fund deferred, on a tax basis, post-October losses of $50,681 and $78,222, respectively.

Alpha Capital Funds

NOTICE TO SHAREHOLDERS at March 31, 2012 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-9Alphacap (1-877-925-7422) or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2011

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011 is available without charge, upon request, by calling 1-877-9Alphacap (1-877-925-7422). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-9Alphacap (1-877-925-7422).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-9Alphacap (1-877-925-7422) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Alpha Capital Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•   Information we receive about you on applications or other forms;

•   Information you give us orally; and/or

•   Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Alpha Capital Funds Management, LLC
1355 Peachtree Street, Suite 750
Atlanta, Georgia 30309

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-925-7422.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*               /s/ Douglas G. Hess
           Douglas G. Hess, President

Date     6/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Douglas G. Hess
   Douglas G. Hess, President

Date     6/5/12

By (Signature and Title)*               /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date     6/5/12

* Print the name and title of each signing officer under his or her signature